Income Taxes - Tax rate reconciliation (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Reconciliation Of Accounting Profit Multiplied By Applicable Tax Rates [Abstract]
Loss before income taxes and non-controlling interest	$ (207,237)	$ (154,234)
Combined federal and provincial tax rate	26.70%	26.90%
Computed income tax recovery	$ (55,332)	$ (41,489)
Increase Decrease In Taxes Abstract
Difference between Canadian rates and rates applicable to subsidiaries in other countries	(51,526)	(175,092)
Change in unrecognized deferred tax assets	70,353	106,766
Other taxes	0	(2,278)
Share-based compensation plans	1,349	1,221
Change in tax provision related to transfer pricing	3,000	8,000
Non-deductible (non-taxable) capital amounts	3,034	0
Change in legislation	(12,199)	0
Non-deductible goodwill impairment	35,520	0
Other permanent differences	3,282	8,517
Income tax recovery	$ (2,519)	$ (94,355)